Stock-based compensation (Expense Table) (Details 1) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total compensation expense and related tax benefit for all plans
Total stock-based compensation expense	CAD 61	CAD 161	CAD 136
Tax benefit recognized in income	14	43	35
Share Units Plan
Total compensation expense and related tax benefit for all plans
Total stock-based compensation expense	53	119	92
Share Units Plan | Cash Settlement Awards [Member]
Total compensation expense and related tax benefit for all plans
Total stock-based compensation expense	14	117	92
Share Units Plan | Equity Settlement Awards [Member]
Total compensation expense and related tax benefit for all plans
Total stock-based compensation expense	39	2	0
Voluntary Incentive Deferral Plan
Total compensation expense and related tax benefit for all plans
Total stock-based compensation expense		33	35
Total stock-based compensation recovery	3
Voluntary Incentive Deferral Plan | Cash Settlement Awards [Member]
Total compensation expense and related tax benefit for all plans
Total stock-based compensation expense		33	35
Total stock-based compensation recovery	3
Stock option awards
Total compensation expense and related tax benefit for all plans
Total stock-based compensation expense	CAD 11	CAD 9	CAD 9